

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                John Hancock Bond Fund                           John Hancock Large Cap Growth Fund
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              John Hancock Balanced Fund                         John Hancock Large Cap Value Fund
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           John Hancock Biotechnology Fund                      John Hancock Massachusetts Tax-Free
                                                                            Income Fund
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            John Hancock Core Equity Fund                         John Hancock Mid Cap Growth Fund
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            John Hancock Core Growth Fund                          John Hancock Money Market Fund
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             John Hancock Core Value Fund                        John Hancock Multi Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
     John Hancock California Tax Free Income Fund             John Hancock New York Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
          John Hancock European Equity Fund                   John Hancock Pacific Basin Equities Fund
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        John Hancock Financial Industries Fund                     John Hancock Real Estate Fund
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       John Hancock Focused Relative Value Fund                   John Hancock Regional Bank Fund
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               John Hancock Global Fund                          John Hancock Small Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
           John Hancock Growth Trends Fund                       John Hancock Small Cap Value Fund
------------------------------------------------------- -----------------------------------------------------
         John Hancock Government Income Fund                   John Hancock Sovereign Investors Fund
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          John Hancock Health Sciences Fund                      John Hancock Strategic Income Fund
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          John Hancock High Yield Bond Fund                          John Hancock Technology Fund
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        John Hancock High Yield Tax-Free Fund                     John Hancock Tax-Free Bond Fund
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      John Hancock Intermediate Government Fund              John Hancock U.S. Government Cash Reserve
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           John Hancock International Fund
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


          Supplement to the Current Statement of Additional Information


Unless extended by John Hancock Funds, Inc. ("John Hancock Funds"), John Hancock Funds will pay A.G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above sold by A. G. Edwards & Sons, Inc. to investors purchasing the funds through traditional IRAs, Roth IRAs and SEP-IRAs from January 17, 2001 to April 30, 2001. In addition, John Hancock Funds will pay A.G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares sold by A.G. Edwards & Sons, Inc. to investors purchasing those funds through traditional IRAs, Roth IRAs and SEP-IRAs during that period.

January 17, 2001